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                                   SUPPLEMENT
                            DATED NOVEMBER 17, 2005
              TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION
               DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)
                         FOR THE HARTFORD MUTUAL FUNDS

THIS SUPPLEMENT AMENDS THE COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                       OF
  THE HARTFORD MUTUAL FUNDS DATED MARCH 1, 2005 (AS SUPPLEMENTED JUNE 1, 2005)

ADDITIONAL PORTFOLIO MANAGER NAMED TO THE HARTFORD ADVISERS FUND, THE HARTFORD FOCUS FUND AND THE HARTFORD STOCK FUND

Effective November 1, 2005, Peter I. Higgins has been added as a Portfolio Manager for The Hartford Advisers Fund, The Hartford Focus Fund and The Hartford Stock Fund. Accordingly, the SAI shall be revised as follows:

1. Effective November 1, 2005, in the "Portfolio Managers" section in the "Other Accounts Sub-advised by Wellington Management," table on pages 105-108, the following disclosure is inserted after the row pertaining to Andrew R. Heiskell and footnote d is added:

                          REGISTERED
                          INVESTMENT
                          COMPANY                                POOLED     ASSETS      OTHER
PORTFOLIO MANAGER         ACCOUNTS          ASSETS MANAGED      ACCOUNTS    MANAGED   ACCOUNTS     ASSETS MANAGED
-----------------         ----------        --------------      --------    -------   --------     --------------
Peter I. Higgins d        3             $15,053,757,694         0          $0         6          $21,500,000

             d Effective November 1, 2005, Mr. Higgins was named a portfolio manager of Advisers Fund, Focus Fund and Stock Fund. The information provided in the table above with respect to pooled accounts and other accounts is current as of October 17, 2005, and with respect to registered investment company accounts is current as of November 1, 2005.

2. Effective November 1, 2005, in the "Portfolio Managers" section in the "Equity Securities Beneficially Owned by Portfolio Managers of Wellington Management," table on pages 112-114, the following disclosure is inserted after the row pertaining to Andrew R. Heiskell and footnote d is added:

                                                                                   DOLLAR RANGE OF EQUITY
PORTFOLIO MANAGER         FUND(S) SUB-ADVISED                                  SECURITIES BENEFICIALLY OWNED
-----------------         -------------------                                  -----------------------------
Peter I. Higgins d        Advisers Fund                                        None
                          Focus Fund                                           None
                          Stock Fund                                           None

             d Effective November 1, 2005, Mr. Higgins was named a portfolio manager of Advisers Fund, Focus Fund and Stock Fund. Therefore the information provided in the table above is current as of November 1, 2005.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.